Lease Arrangements (Tables)	6 Months Ended
Jun. 30, 2026
Lease Arrangements
Schedule of future minimum payments, expected to be received on non-cancellable time charters and bareboat charters

The future minimum payments, expected to be received on non-cancellable time charters and bareboat charters classified as operating leases consisted of the following as of June 30, 2026 (in thousands of US$):

Period	in ‘000s of US$
2026 (remaining)	$506,546
2027	967,838
2028	857,583
2029	681,556
2030	493,088
2031 and thereafter	801,033
Total future rentals	$4,307,644